Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	HSBC Emerging Markets Debt Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the HSBC Emerging Markets Debt Fund (the “Fund”) is to maximize total return (comprised of capital appreciation and income).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 78 of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Right of Accumulation” on page 70.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 78 of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Right of Accumulation” on page 70.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The Total Annual Fund Operating Expenses do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes the Fund’s Expense Limitation Agreement into account for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets in fixed income instruments of issuers that economically are tied to emerging markets. The Fund will invest in instruments issued by foreign governments and corporations. Investments will generally be made in U.S. dollar denominated instruments, but the Fund will also seek to invest in emerging market local currency denominated instruments. The “total return” sought by the Fund consists of income earned on investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular region, sector or security. The Fund will invest in at least three countries, and at least 40% of its net assets will be invested in foreign securities. The Fund may seek to hedge certain of its exposure to non-U.S. currencies through the use of derivatives.

An instrument is economically tied to an emerging market country if: (i) the issuer is the government (or any political subdivision, agency, authority or instrumentality of such government) of the country; (ii) it is principally traded on the country’s securities markets; or (iii) the issuer is organized or principally operates in the country, derives 50% or more of its income from its operation within the country, or has 50% or more of its assets in the country. For purposes of the Fund’s 80% of net assets policy, derivative instruments will be treated as economically tied to emerging market countries if the underlying assets are, or the performance of the instrument is otherwise determined with reference to, currencies of emerging market countries (or baskets or indexes of such currencies), interest rates that are associated with an emerging market country, or instruments or securities that are issued by governments or issuers organized under the laws of an emerging market country.

The term “emerging markets” includes any country: (i) having an “emerging stock market” as defined by the International Finance Corporation; (ii) with low- to middle-income economies according to the International Bank for Reconstruction and Development (the “World Bank”); (iii) listed in World Bank publications as developing; or (iv) determined by the Adviser to be an emerging market. Currently, “emerging market countries” generally include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

The Adviser will select investments for purchase or sale by evaluating each issuer based on: (i) general economic and financial conditions; (ii) the specific issuer’s business and management, cash flow, earnings coverage of interest and dividends, ability to operate under adverse economic conditions, and fair market value of assets; (iii) any unique political, economic, or social conditions applicable to such issuer’s country; and (iv) other considerations the Adviser deems appropriate.

The Fund may invest without limitation in high-yield securities (“junk bonds”),which are those securities rated lower than “Baa” by Moody’s Investors Service (“Moody’s”) or lower than “BBB” by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), subject to a maximum of 15% of its total assets in securities rated below “B” by Moody’s, or equivalently rated by S&P or Fitch or, if unrated, determined by the Adviser to be of comparable quality. In addition, the Fund may invest in derivative instruments, including, but not limited to, swaps, financial futures, foreign currency futures, foreign currency contracts, options on futures contracts, options on securities and swaps (swaptions) for hedging purposes, cash management purposes, as a substitute for investing in equity or fixed income securities, or to enhance return.

The Fund may purchase securities of various maturities, but expects under normal market conditions to maintain an average portfolio duration that normally varies within one year (plus or minus) of the duration of the J.P. Morgan Emerging Markets Bond Index Global, which as of December 31, 2013 was 6.82 years.

The Fund is considered to be “non-diversified” under the Investment Company Act of 1940, as amended (“1940 Act”), which means that the Fund can invest a greater percentage of its assets in a more limited number of issuers than a diversified fund.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. The Fund has the following principal investment risks:

•	Debt Instruments Risk: The risks of investing in debt instruments include:

•	Credit Risk: The Fund could lose money if an issuer or guarantor of a debt instrument fails to make timely payments of interest or principal or enters bankruptcy. This risk is greater for lower-quality bonds than for bonds that are investment grade.

•	Interest Rate Risk: Fluctuations in interest rates may affect the yield and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments will fall. Investors should note that interest rates are at, or near, historic lows, but will ultimately increase, with unpredictable effects on the markets and the Fund’s investments.

•	High-Yield Securities (“Junk Bond”) Risk: Investments in high-yield securities (commonly referred to as “junk bonds”) are often considered speculative investments and have significantly higher credit risk than investment-grade securities and tend to be less marketable (i.e., less liquid) than higher-rated securities. The prices of high-yield securities, which may be more volatile and less liquid than higher rated securities of similar maturity, may be more vulnerable to adverse market, economic or political conditions.

•	Inventory Risk: The market-making capacity in debt markets has declined as a result of reduced broker-dealer inventories relative to fund assets, reduced broker-dealer proprietary trading activity and increased regulatory capital requirements for financial institutions such as banks. Because market makers provide stability to a market through their intermediary services, a significant reduction in dealer market-making capacity has the potential to decrease liquidity and increase volatility in the debt markets.

•	Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities, and are subject to additional risks, including international trade, political, economic and regulatory risks; fluctuating currency exchange rates; less liquid, developed or efficient trading markets; the imposition of exchange controls, confiscations and other government restrictions; and different corporate disclosure and governance standards.

•	Emerging Markets Risk: The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: greater market volatility and illiquidity, lower trading volume, delays in trading or settling portfolio securities transactions; currency and capital controls or other government restrictions or intervention, such as expropriation and nationalization; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and higher levels of inflation, deflation or currency devaluation. The prices of securities in emerging markets can fluctuate more significantly than the prices of securities in more developed countries. The less developed the country, the greater effect such risks may have on an investment.

•	Derivatives Risk: The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could increase the volatility of the Fund’s net asset value per share and cause you to lose money. Risks associated with derivatives include the risk that the derivative is not well correlated with, and may be more sensitive to market events than, the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; risks arising from margin requirements; and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses, particularly when derivatives are used to enhance return rather than offset risk. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

•	Swap Risk: The use of swap agreements, which are agreements to exchange the return generated by one instrument for the return generated by another instrument (or index), and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations, causing the Fund’s value to decrease. Swap agreements may also be considered illiquid.

•	Leverage Risk: Leverage created by investments such as derivatives can diminish the Fund’s performance and increase the volatility of the Fund’s net asset value. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

•	Counterparty Risk: When the Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party to the contract will not fulfill its contractual obligations.

•	Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund’s performance.

•	Liquidity Risk: The Fund may hold illiquid securities by virtue of the absence of a readily available market for, or a reduction in the number or capacity of market participants making a market in, certain of its investments, or because of legal or contractual restrictions on sales. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

•	Issuer Diversification Risk: Focusing investments in a small number of issuers, industries, foreign currencies or particular countries or regions increases risk. The Fund is “non-diversified” and may invest a greater percentage of its assets in the securities of a single issuer than a fund that is “diversified.” Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

•	Custody Risk: The Fund invests in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by foreign banks, agents and depositories. Investments in emerging markets may be subject to greater custody risks than investments in more developed securities markets.

•	Market Risk: The value of the Fund’s investments may decline due to changing economic, political, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region.

•	Sovereign Debt Risk: Sovereign debt instruments, which are instruments issued by foreign governmental entities, are subject to the risk that the governmental entity may be unable or unwilling to repay the principal or interest on its sovereign debt due to, among other reasons, cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt or its failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.

An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year-to-year performance and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class A Shares and how performance has varied from year-to-year. The returns for Class I Shares and Class S Shares will differ from the Class A Shares’ returns shown in the bar chart because the expenses of the classes differ.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year-to-year performance and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of 12/31 for Class A Shares (Excluding sales charges, which if included, would cause returns to be lower.)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	Q3 2012	7.24%
Worst Quarter:	Q2 2013	-6.10%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.10%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2013)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown in the table below are for Class A Shares of the Fund and after-tax returns for Class I and Class S Shares may vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table that follows shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class A Shares of the Fund and after-tax returns for Class I and Class S Shares may vary. The table further compares the Fund’s performance over time to that of the J.P. Morgan Emerging Markets Bond Index Global (“EMBI Global”).

Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.73%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.98%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.49%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.21%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	592
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	897
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,224
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,147
Annual Return 2012	rr_AnnualReturn2012	19.23%
Annual Return 2013	rr_AnnualReturn2013	(7.57%)
1 Year	rr_AverageAnnualReturnYear01	(12.00%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 07, 2011
Class A Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.88%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 07, 2011
Class A Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.50%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 07, 2011
Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.63%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.63%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.14%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	334
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	601
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,361
1 Year	rr_AverageAnnualReturnYear01	(7.33%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 07, 2011
Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.53%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.53%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.04%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	78
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	303
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	547
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,246
1 Year	rr_AverageAnnualReturnYear01	(7.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 07, 2011
EMBI Global (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.58%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.33%	[3]

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	HSBC Global Asset Management (USA) Inc., the Fund's investment adviser ("Adviser"), has entered into a contractual expense limitation agreement with the Fund ("Expense Limitation Agreement") under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund's investments in investment companies) to an annual rate of 1.20% for Class A Shares, 0.85% for Class I Shares and 0.75% for Class S Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund's operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2015. The Expense Limitation Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Funds (the "Trust") and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.
[3]	Since April 7, 2011.